VictoryShares Hedged Equity Income ETF Expense Example - Class A Class C Class I Shares [Member] - VictoryShares Hedged Equity Income ETF - VictoryShares Hedged Equity Income ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	$ 1,097